Property, plant and equipment, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, plant and equipment, net
Subtotal	¥ 4,733,057		¥ 3,038,147
Less: accumulated depreciation	(1,718,262)		(882,141)
Property, plant and equipment, net	3,014,795		2,156,006
Construction in progress	210,492		758,268
Total	3,225,287	$ 441,863	2,914,274
Buildings
Property, plant and equipment, net
Subtotal	458,356		234,258
Production facilities
Property, plant and equipment, net
Subtotal	1,024,752		746,172
Mold and tooling
Property, plant and equipment, net
Subtotal	974,873		222,389
Electronic devices, furniture and office equipment
Property, plant and equipment, net
Subtotal	756,567		539,559
Leasehold improvements
Property, plant and equipment, net
Subtotal	1,477,314		1,250,036
Motor vehicles
Property, plant and equipment, net
Subtotal	¥ 41,195		¥ 45,733